Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Freedom Blend 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K
Trading Symbol	FFBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class I
Trading Symbol	FHWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K6
Trading Symbol	FHPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class Z
Trading Symbol	FAXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class M
Trading Symbol	FJANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Advisor Freedom Blend Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class M
Trading Symbol	FHALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund
Trading Symbol	FHANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class I
Trading Symbol	FHKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K
Trading Symbol	FHCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Freedom Blend 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K6
Trading Symbol	FRCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 8	0.29%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K6
Trading Symbol	FHJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Freedom Blend 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K
Trading Symbol	FHVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class A
Trading Symbol	FJAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class C
Trading Symbol	FHAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class A
Trading Symbol	FHABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class C
Trading Symbol	FJAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.41%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class Z
Trading Symbol	FHBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Premier Class
Trading Symbol	FFCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Premier Class
Trading Symbol	FFBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class I
Trading Symbol	FRCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund
Trading Symbol	FHAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Advisor Freedom Blend Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class Z
Trading Symbol	FHAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Freedom Blend 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K
Trading Symbol	FHTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K
Trading Symbol	FHBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class M
Trading Symbol	FHYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund
Trading Symbol	FHARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Freedom Blend 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K6
Trading Symbol	FHFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class I
Trading Symbol	FHAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class Z
Trading Symbol	FHVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Advisor Freedom® Blend Income Fund Class A
Trading Symbol	FHAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Advisor Freedom Blend 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class C
Trading Symbol	FHREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund
Trading Symbol	FHAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund
Trading Symbol	FFBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class M
Trading Symbol	FTYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Freedom Blend 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K6
Trading Symbol	FHODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class I
Trading Symbol	FHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Premier Class
Trading Symbol	FFBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Class K
Trading Symbol	FHHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class C
Trading Symbol	FHVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class I
Trading Symbol	FJADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class I
Trading Symbol	FHGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class A
Trading Symbol	FRCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 20	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Premier Class
Trading Symbol	FFBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class M
Trading Symbol	FHMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class C
Trading Symbol	FRCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 40	1.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	1.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Advisor Freedom Blend 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class M
Trading Symbol	FAXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class C
Trading Symbol	FJASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class A
Trading Symbol	FHJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class M
Trading Symbol	FHEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class A
Trading Symbol	FHJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Premier Class
Trading Symbol	FFBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Freedom Blend Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund
Trading Symbol	FHBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Income Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund
Trading Symbol	FHAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K6
Trading Symbol	FHEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class A
Trading Symbol	FHUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K6
Trading Symbol	FHKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Freedom Blend Income Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Premier Class
Trading Symbol	FFBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Freedom Blend 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K
Trading Symbol	FHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class M
Trading Symbol	FHTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class C
Trading Symbol	FAXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund
Trading Symbol	FHATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Freedom Blend 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Premier Class
Trading Symbol	FFBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class I
Trading Symbol	FJAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Advisor Freedom Blend 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class C
Trading Symbol	FHZEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class I
Trading Symbol	FHQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund Class K
Trading Symbol	FHZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Freedom Blend 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Premier Class
Trading Symbol	FFBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund
Trading Symbol	FRBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund A	$ 13	0.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Advisor Freedom Blend 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class Z
Trading Symbol	FJLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Freedom Blend 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Freedom® Blend 2020 Fund Class K6
Trading Symbol	FHNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund
Trading Symbol	FHAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Freedom Blend 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class K
Trading Symbol	FRBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class Z
Trading Symbol	FJAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Advisor Freedom Blend 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class C
Trading Symbol	FHLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Advisor Freedom® Blend 2055 Fund Class Z
Trading Symbol	FHPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Premier Class
Trading Symbol	FFBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Advisor Freedom® Blend 2050 Fund Class C
Trading Symbol	FHXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class M
Trading Symbol	FRCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 26	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund Class K
Trading Symbol	FHWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class Z
Trading Symbol	FHSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Freedom Blend 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Class K6
Trading Symbol	FHCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Freedom® Blend 2030 Fund Class K
Trading Symbol	FHAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund
Trading Symbol	FHAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class A
Trading Symbol	FAZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Premier Class
Trading Symbol	FRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 7	0.25%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.25%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Premier Class
Trading Symbol	FFBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class I
Trading Symbol	FHJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Freedom Blend 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Premier Class
Trading Symbol	FFBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Freedom Blend Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend Income Fund
Class Name	Fidelity Freedom® Blend Income Fund Class K6
Trading Symbol	FHRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 131,670,740
Holdings Count | shares	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$131,670,740
Number of Holdings	42
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 66.9 International Equity Funds 13.0 Short-Term Funds 10.2 Domestic Equity Funds 9.7 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.7 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 11.4 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Treasury Bill Index Fund 6.2 Fidelity Series Emerging Markets Opportunities Fund 4.1 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.8 Fidelity Series Large Cap Value Index Fund 2.7 78.5
Fidelity Freedom Blend 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Freedom® Blend 2060 Fund Premier Class
Trading Symbol	FFCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class I
Trading Symbol	FJEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Advisor Freedom Blend 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class C
Trading Symbol	FJTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Advisor Freedom Blend 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class M
Trading Symbol	FJAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2070 Fund
Class Name	Fidelity Freedom® Blend 2070 Fund Class Z
Trading Symbol	FRCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 604,932
Holdings Count | shares	23
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$604,932
Number of Holdings	23
Portfolio TurnoverA	5%
A Amount not annualized
Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 41.9 Bond Funds 7.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.2 Fidelity Series Blue Chip Growth Fund 11.7 Fidelity Series Emerging Markets Opportunities Fund 11.1 Fidelity Series Large Cap Growth Index Fund 7.6 Fidelity Series International Value Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Large Cap Stock Fund 6.8 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Value Discovery Fund 4.9 82.8
Fidelity Freedom Blend 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Freedom® Blend 2015 Fund Class K
Trading Symbol	FHEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class Z
Trading Symbol	FJABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2050 Fund
Class Name	Fidelity Freedom® Blend 2050 Fund
Trading Symbol	FHAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 2,188,654,606
Holdings Count | shares	42
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,188,654,606
Number of Holdings	42
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Freedom Blend 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund Class K6
Trading Symbol	FHLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class I
Trading Symbol	FJAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class Z
Trading Symbol	FHJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Class K6
Trading Symbol	FHHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class M
Trading Symbol	FJAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2060 Fund
Class Name	Fidelity Advisor Freedom® Blend 2060 Fund Class A
Trading Symbol	FHNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 753,253,684
Holdings Count | shares	41
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$753,253,684
Number of Holdings	41
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class A
Trading Symbol	FJAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Advisor Freedom® Blend 2035 Fund Class M
Trading Symbol	FHBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class C
Trading Symbol	FHDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Advisor Freedom® Blend 2010 Fund Class Z
Trading Symbol	FJAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Freedom Blend 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Freedom® Blend 2040 Fund Premier Class
Trading Symbol	FFBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class Z
Trading Symbol	FJAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class M
Trading Symbol	FHOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class M
Trading Symbol	FJATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Freedom Blend 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Freedom® Blend 2065 Fund Class K6
Trading Symbol	FFBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Advisor Freedom Blend 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class A
Trading Symbol	FJAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Freedom Blend 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Freedom® Blend 2045 Fund Class K
Trading Symbol	FHXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2030 Fund
Class Name	Fidelity Advisor Freedom® Blend 2030 Fund Class A
Trading Symbol	FJAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 2,592,322,881
Holdings Count | shares	46
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,592,322,881
Number of Holdings	46
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 33.8 International Equity Funds 28.9 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.4 Fidelity Series Blue Chip Growth Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 7.8 Fidelity Series Government Bond Index Fund 6.6 Fidelity Series Investment Grade Bond Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.3 Fidelity Series Large Cap Growth Index Fund 5.0 Fidelity Series International Value Fund 4.7 Fidelity Series Overseas Fund 4.7 Fidelity Series International Growth Fund 4.7 62.4
Fidelity Advisor Freedom Blend 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Advisor Freedom® Blend 2025 Fund Class C
Trading Symbol	FJAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Freedom Blend 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2010 Fund
Class Name	Fidelity Freedom® Blend 2010 Fund Class K
Trading Symbol	FHFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 96,573,414
Holdings Count | shares	40
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$96,573,414
Number of Holdings	40
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 61.8 International Equity Funds 15.8 Domestic Equity Funds 13.9 Short-Term Funds 8.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.3 Fidelity Series Government Bond Index Fund 10.9 Fidelity Series Investment Grade Bond Fund 10.5 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.8 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.2 72.2
Fidelity Advisor Freedom Blend 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2015 Fund
Class Name	Fidelity Advisor Freedom® Blend 2015 Fund Class I
Trading Symbol	FJAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 230,476,399
Holdings Count | shares	41
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$230,476,399
Number of Holdings	41
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 55.5 Domestic Equity Funds 19.5 International Equity Funds 19.4 Short-Term Funds 5.3 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 10.6 Fidelity Series Government Bond Index Fund 9.8 Fidelity Series Investment Grade Bond Fund 9.5 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.5 Fidelity Series Large Cap Value Index Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.0 66.3
Fidelity Advisor Freedom Blend 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class Z
Trading Symbol	FHHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Freedom Blend 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2055 Fund
Class Name	Fidelity Freedom® Blend 2055 Fund Class K6
Trading Symbol	FHDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,466,980,625
Holdings Count | shares	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,466,980,625
Number of Holdings	42
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9
Fidelity Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2025 Fund
Class Name	Fidelity Freedom® Blend 2025 Fund
Trading Symbol	FHAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,783,897,122
Holdings Count | shares	43
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,783,897,122
Number of Holdings	43
Portfolio Turnover	24%

Holdings [Text Block]	Bond Funds 43.5 Domestic Equity Funds 29.9 International Equity Funds 26.3 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.4 Fidelity Series Large Cap Value Index Fund 8.4 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 7.1 Fidelity Series Blue Chip Growth Fund 6.8 Fidelity Series Corporate Bond Fund 4.8 Fidelity Series Investment Grade Securitized Fund 4.7 Fidelity Series Large Cap Growth Index Fund 4.4 Fidelity Series International Value Fund 4.2 64.6
Fidelity Advisor Freedom Blend 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2040 Fund
Class Name	Fidelity Advisor Freedom® Blend 2040 Fund Class A
Trading Symbol	FHDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 2,721,844,828
Holdings Count | shares	46
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,721,844,828
Number of Holdings	46
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 48.6 International Equity Funds 38.7 Bond Funds 12.4 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.6 Fidelity Series Blue Chip Growth Fund 11.2 Fidelity Series Emerging Markets Opportunities Fund 10.0 Fidelity Series Large Cap Growth Index Fund 7.2 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.5 Fidelity Series Overseas Fund 6.5 Fidelity Series International Growth Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Value Discovery Fund 4.7 77.6
Fidelity Advisor Freedom Blend 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2020 Fund
Class Name	Fidelity Advisor Freedom® Blend 2020 Fund Class C
Trading Symbol	FJALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.43%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%
Net Assets	$ 820,647,418
Holdings Count | shares	43
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$820,647,418
Number of Holdings	43
Portfolio Turnover	28%

Holdings [Text Block]	Bond Funds 49.2 Domestic Equity Funds 25.0 International Equity Funds 23.1 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 8.7 Fidelity Series Investment Grade Bond Fund 8.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.3 Fidelity Series Large Cap Value Index Fund 7.0 Fidelity Series Emerging Markets Opportunities Fund 6.4 Fidelity Series Blue Chip Growth Fund 5.7 Fidelity Series Corporate Bond Fund 5.5 Fidelity Series Investment Grade Securitized Fund 5.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.0 63.4
Fidelity Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2035 Fund
Class Name	Fidelity Freedom® Blend 2035 Fund
Trading Symbol	FHASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 2,869,708,899
Holdings Count | shares	45
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,869,708,899
Number of Holdings	45
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 40.0 International Equity Funds 33.0 Bond Funds 26.7 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 11.2 Fidelity Series Blue Chip Growth Fund 9.2 Fidelity Series Emerging Markets Opportunities Fund 8.7 Fidelity Series Large Cap Growth Index Fund 5.9 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series International Growth Fund 5.4 Fidelity Series Large Cap Stock Fund 5.4 Fidelity Series Government Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.7 66.1
Fidelity Advisor Freedom Blend 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2045 Fund
Class Name	Fidelity Advisor Freedom® Blend 2045 Fund Class A
Trading Symbol	FHGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 2,443,053,433
Holdings Count | shares	41
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,443,053,433
Number of Holdings	41
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 82.0
Fidelity Advisor Freedom Blend 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Blend 2065 Fund
Class Name	Fidelity Advisor Freedom® Blend 2065 Fund Class I
Trading Symbol	FAXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 229,954,142
Holdings Count | shares	38
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$229,954,142
Number of Holdings	38
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 52.2 International Equity Funds 41.3 Bond Funds 6.2 Short-Term Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.0 Fidelity Series Emerging Markets Opportunities Fund 10.6 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series International Value Fund 7.0 Fidelity Series Large Cap Stock Fund 7.0 Fidelity Series Overseas Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Value Discovery Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 81.9